Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Operating Real Estate Properties Estimated Useful Lives
Operating real estate is depreciated using the straight-line method over the estimated useful lives of the assets, summarized as follows:

Category:	Term:
Building (fee interest)	30 to 40 years
Building improvements	Lesser of the useful life or remaining life of the building
Building (leasehold interest)	Lesser of 40 years or remaining term of the lease
Land improvements	10 to 30 years
Tenant improvements	Lesser of the useful life or remaining term of the lease

Schedule of Future Minimum Rental Income under Leases
The following table presents approximate future minimum rental income under noncancelable operating leases to be received over the next five years and thereafter as of December 31, 2013 (dollars in thousands):

Years Ending December 31:
2014(1)	$80,574
2015	78,507
2016	72,240
2017	58,729
2018	46,775
Thereafter	158,655
Total	$495,480

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(1)	Excludes rental income from manufactured housing communities and multifamily properties that are subject to short-term leases.

Schedule of Identified Intangible Assets and Liabilities
The following table presents identified intangibles as of December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013			December 31, 2012
			Intangible			Intangible
	Intangible Assets (1)		Liabilities (1)	Intangible Assets		Liabilities
	Above-market Leases	Other	Below-market Leases	Above-market Leases	Other	Below-market Leases
Gross amount	$6,264	$93,037	$19,499	$21,180	$106,453	$42,017
Accumulated amortization	(4,351)	(42,185)	(10,799)	(7,646)	(46,329)	(13,919)
Total	$1,913	$50,852	$8,700	$13,534	$60,124	$28,098
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(1) The decrease from prior year relates to the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.

Schedule of Expected Amortization Expense of Intangible Assets and Liabilities
Estimated annual amortization of intangible assets and liabilities is presented as follows (dollars in thousands):

Years Ending December 31:	Above and Below Market Leases, Net (1)	Other Intangibles (1)
2014	$934	$11,799
2015	873	10,474
2016	855	9,307
2017	898	7,293
2018	571	5,388
Thereafter	2,656	6,591
Total	$6,787	$50,852
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(1) Identified intangibles will be amortized through periods ending December 2025.

Schedule of Other Assets and Other Liabilities
The following table presents a summary of other assets and other liabilities as of December 31, 2013 and 2012 (dollars in thousands):

	December 31,
Other assets:	2013	2012
Manufactured homes	$69,217	$12,707
Notes receivable	38,418	3,579
Investment-related reserves and deposits	11,127	32,325
Furniture, fixtures and equipment, net	6,977	6,821
Prepaid expenses	5,361	3,412
Timeshare	462	3,467
Other	13,491	15,817
Total	$145,053	$78,128

	December 31,
Other liabilities:	2013	2012
PE Investment III deferred purchase price (refer to Note 6)	$39,760	$—
Unearned revenue	2,029	46,677
Security deposits	9,294	5,247
Below-market leases	8,700	28,098
Other	14,091	6,053
Total	$73,874	$86,075